Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2017, 2016 and 2015.

	2017	2016	2015
	(in millions, except per share data)
Basic:
Net income (loss) attributable to CNH Industrial	$295	$(252)	$253
Weighted average common shares outstanding—basic	1,364	1,362	1,361
Basic earnings per share	$0.22	$(0.18)	$0.19
Diluted:
Net income (loss) attributable to CNH Industrial	$295	$(252)	$253
Weighted average common shares outstanding—basic	1,364	1,362	1,361
Effect of dilutive securities (when dilutive):
Stock compensation plans	3	—	2
Weighted average common shares outstanding—diluted (A)	1,367	1,362	1,363
Diluted earnings per share	$0.22	$(0.18)	$0.19
(A)

For the twelve months ended December 31, 2017, 2016, and 2015, 0 million, 7.3 million, and 7.9 million stock options were excluded from the computation of diluted earnings per share, respectively, due to an anti-dilutive impact. An additional 1.9 million shares of common stock outstanding at December 31, 2016 were excluded from the computation of diluted earnings per share due to the net loss position.